8. PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

A summary of prepaid expenses and other current assets is as follows:

	December 31,
	2018	2017
	RMB	RMB

Short-term advances	2,945	3,130
Temporary advances to employees	1,255	1,838
Prepaid rent	1,470	3,796
Prepaid other taxes	43,532	23,144
Legal deposit	15,426	17,983
Hotel inventory and receivables	5,247	7,011
Temporary advances to brokers	2,890	—
Other current assets	6,548	6,011
Total	79,313	62,913